Goodwill And Other Intangible Assets - Schedule of Change in the Carrying Amount of Goodwill (Details) (Details) $ in Thousands	9 Months Ended
Sep. 26, 2021 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 359,099
Goodwill, Ending Balance	381,860
Advance Engine Management Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period	17,426
Classic Instrument Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period	4,912
Simpson Performance Product Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, Acquired During Period	$ 423 [1]

[1]	See Note 2, “Business Combination and Acquisitions - Simpson Performance Products, Inc. and Advance Engine Management Inc.”